Summary of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 8.25% Senior Notes [Member]	Dec. 31, 2013 8.25% Senior Notes [Member]	Mar. 31, 2014 Senior Secured Term Loan Due [Member]	Dec. 31, 2013 Senior Secured Term Loan Due [Member]	Mar. 31, 2014 Senior Secured Term Loans, at Par [Member]	Dec. 31, 2013 Senior Secured Term Loans, at Par [Member]	Mar. 31, 2014 Senior PIK Toggle Notes [Member]	Dec. 31, 2013 Senior PIK Toggle Notes [Member]	Mar. 31, 2014 Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2013 Senior Secured Revolving Credit Facility [Member]	Mar. 31, 2014 Other [Member]	Dec. 31, 2013 Other [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member] 8.25% Senior Notes [Member]	Dec. 31, 2012 Successor [Member] 8.25% Senior Notes [Member]	Dec. 31, 2013 Successor [Member] Senior Secured Term Loan Due [Member]	Dec. 31, 2013 Successor [Member] Senior Secured Term Loans, at Par [Member]	Dec. 31, 2012 Successor [Member] Senior Secured Term Loans, at Par [Member]	Dec. 31, 2013 Successor [Member] Senior PIK Toggle Notes [Member]	Dec. 31, 2013 Successor [Member] Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2012 Successor [Member] Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2013 Successor [Member] Other [Member]	Dec. 31, 2012 Successor [Member] Other [Member]
Debt Instrument [Line Items]
Total	$ 2,521,335	$ 2,523,892	$ 1,100,000	$ 1,100,000	$ 348,250	$ 349,125	$ 522,375	$ 523,688	$ 550,000	$ 550,000			$ 710	$ 1,079	$ 2,523,892	$ 2,484,196	$ 1,100,000	$ 1,500,000	$ 349,125	$ 523,688	$ 982,500	$ 550,000			$ 1,079	$ 1,696
Less: Original issue discount, net of amortization	(8,696)	(9,340)													(9,340)	(13,426)
Less: Current portion	(9,097)	(9,462)													(9,462)	(10,776)
Long term debt, noncurrent	$ 2,503,542	$ 2,505,090													$ 2,505,090	$ 2,459,994